Portfolio of investments
(unaudited)
Managed Allocation Fund August 31, 2022
1
Managed Allocation Fund
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%
a
FIXED INCOME—40.1%
35,938,996
TIAA-CREF Core Plus Bond Fund $ 335,310,833
TOTAL FIXED INCOME 335,310,833
INTERNATIONAL EQUITY—20.9%
886,755
Nuveen International Growth Fund 35,753,946
3,012,809
TIAA-CREF Emerging Markets Equity Fund 22,746,708
4,913,231
TIAA-CREF International Equity Fund 53,799,874
2,841,009
TIAA-CREF International Opportunities Fund 37,387,681
2,688,983
TIAA-CREF Quant International Small-Cap Equity Fund 25,034,434
TOTAL INTERNATIONAL EQUITY 174,722,643
U.S. EQUITY—38.9%
840,012
Nuveen Dividend Growth Fund 42,387,030
3,815,393
Nuveen Dividend Value Fund 54,254,893
2,502,288
Nuveen Growth Opportunities ETF 47,343,289
3,078,873
TIAA-CREF Growth & Income Fund 42,673,183
2,716,183
TIAA-CREF Large-Cap Growth Fund 47,478,884
2,817,248
TIAA-CREF Large-Cap Value Fund 54,232,031
805,089
TIAA-CREF Quant Small-Cap Equity Fund 13,155,148
1,825,134
TIAA-CREF Quant Small/Mid-Cap Equity Fund 23,507,730
TOTAL U.S. EQUITY 325,032,188
TOTAL AFFILIATED INVESTMENT COMPANIES 835,065,664
(Cost $829,242,973)
TOTAL INVESTMENTS—99.9% 835,065,664
(Cost $829,242,973)
OTHER ASSETS & LIABILITIES, NET—0.1% 496,323
NET ASSETS—100.0% $ 835,561,987
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

Managed Allocation Fund August 31, 2022
Notes to portfolio of investments
(unaudited)
2
Managed Allocation Fund
Organization and significant accounting policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of investments
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the
Committee. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.
Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.
As of August 31, 2022, all of the investments in the Fund were valued based on Level 1 inputs.
A12453-D (10/22)